Related Parties - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
ADI
Related Party Transaction [Line Items]
Purchase from related party	$ 1,100,000	$ 355,000	$ 1,800,000	$ 584,000
M/A-COM Technology Solutions
Related Party Transaction [Line Items]
Purchase from related party					$ 1,200,000	$ 170,000
Due from or due to related party						$ 0
Accounts payable related parties					$ 1,000